Federal Income Tax Matters - Schedule of Tax Character of Distributions Paid (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Ordinary Income	$ 10,938	$ 109,583